Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Copyrights [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
User Base [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years 2 months 12 days
Maximum [Member] | Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years